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               HARTFORD LEADERS ACCESS (SERIES II, IIR AND III)
                           SEPARATE ACCOUNT SEVEN
                 HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                              FILE NO. 333-101936

      SUPPLEMENT DATED JUNE 15, 2006 TO THE PROSPECTUS DATED MAY 1, 2006

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              SUPPLEMENT DATED JUNE 15, 2006 TO YOUR PROSPECTUS

The second bullet, entitled "Administrative Charge," under section 1(e) of your prospectus is deleted and replaced with the following language:

    - ADMINISTRATIVE CHARGE: 0.15% (Series II and IIR Contracts) or 0.20% (Series III Contracts) annually, charged daily from Sub-Account Value.

 THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-5986